Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to authoritative GAAP, as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates related to, but not limited to, estimates related to the fair value of ordinary shares, share-based compensation expense, recoverability of the Company’s net deferred tax asset-related valuation allowances, and certain prepaid expenses and accrued expenses. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ materially from those estimates or assumptions.

The Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) permits an “emerging growth company” such as the Company to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies until those standards would otherwise apply to private companies. The Company has elected to avail itself of this exemption from new or revised accounting standards and, therefore, the Company will not be subject to the same new or revised accounting standards as other public companies. As a result, the Company’s financial statements may not be comparable to the financial statements of reporting companies that are required to comply with the effective dates for new or revised accounting standards that are otherwise applicable to public companies.

Principles of Consolidation	Principles of Consolidation All intercompany balances and transactions have been eliminated in consolidation.
Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and assess performance. Management views the Company’s operations and manages its business as a single operating segment.

Cash Equivalents

Cash Equivalents

Cash equivalents include highly liquid investments maturing within 90 days from the date of purchase. Cash equivalents consist primarily of money market funds at December 31, 2019 and 2018 and are valued at cost, which approximates fair value.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of money market funds. The Company places these investments in highly rated financial institutions and limits the amount of credit exposure to any one financial institution. These amounts at times may exceed federally insured limits. The Company has not experienced any credit losses in such accounts and does not believe it is exposed to any significant credit risk on these funds.

Fair Value

Fair Value

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are performed in a manner to maximize the use of observable inputs and minimize the use of unobservable inputs. The accounting standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value, which are the following:

Level 1—Quoted prices in active markets that are accessible at the market date for identical unrestricted assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs for which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial instruments consist of cash equivalents, principally U.S. government securities, accounts payable, accrued expenses, term debt, a derivative liability and a warrant liability.

Management believes that the carrying amounts of the Company’s cash equivalents, accounts payable and accrued expenses approximate the fair value due to the short term nature of those instruments. The Company has classified these financial instruments as Level I. Cash equivalents as of December 31, 2019 and 2018 were $50.6 million and $10.7 million, respectively.

As of December 31, 2019 and 2018, the Company had a term loan outstanding (see Note 7), the fair value of which is measured using Level 2 inputs. The Company believes that its debt obligations bear interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value.

The Company’s warrant liability as of December 31, 2018 was carried at fair value determined according to the fair value hierarchy described above and classified as a Level 3 measurement.

The Company’s derivative liability as of December 31, 2018 was carried at fair value determined according to the fair value hierarchy described above and classified as a Level 3 measurement.

The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the years ended December 31, 2019 and 2018. The change in fair value of the derivative and warrant liability is included in other income (expense).

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Major improvements are capitalized as additions to property and equipment, whereas expenditures for maintenance and repairs, which do not improve or extend the life of the respective assets, are charged to operating expenses as incurred.

Depreciation and amortization is recorded using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Asset	Estimated useful life
Computer equipment and software	3 years
Furniture, fixtures, and other	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of useful life or term of lease

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to the undiscounted expected future cash flows the assets are expected to generate and recognizes an impairment loss equal to the excess of the carrying value over the fair value of the related asset. For the years ended December 31, 2019 and 2018, no impairments have been recorded.

Operating Leases

Operating Leases

The Company leases facilities under a non-cancelable operating lease agreement. The lease agreement contains free or escalating rent payment provisions. The Company recognizes rent expense under such leases on a straight-line basis over the term of the lease with the difference between the expense and the payments recorded as deferred rent on the consolidated balance sheets. Any reimbursements by the landlord for tenant improvements are considered lease incentives, the balance of which is recorded as a lease incentive obligation within deferred rent on the consolidated balance sheets and amortized over the life of the lease. Lease renewal periods are considered in determining the lease term.

Convertible Preferred Shares

Convertible Preferred Shares

The Company classifies convertible preferred shares as temporary equity in the consolidated balance sheets due to certain change in control clauses that are outside of the Company’s control, including liquidation, sale, or transfer of control of the Company, as holders of the convertible preferred shares could cause redemption of the shares in these situations.

Revenue Recognition Policy

Revenue Recognition Policy

Revenues consist mainly of research and development services performed under a contract with a customer. Effective January 1, 2019, the Company adopted ASC 606, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as collaboration arrangements and leases.  Prior to 2019, the Company did not have any revenue-generating arrangements and, therefore, there was no transition impact from the adoption of ASC 606.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company assesses the goods or services promised within each contract, to determine whether the promised good or service is distinct for the purpose of identifying the performance obligations in the contract. This assessment involves subjective determinations and requires management to make judgments about the individual promised goods or services and whether such are separable from the other aspects of the contractual relationship. Promised goods and services are considered distinct provided that: (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (that is, the good or service is capable of being distinct); and (ii) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (that is, the promise to transfer the good or service is distinct within the context of the contract). In assessing whether a promised good or service is distinct in the evaluation of an arrangement subject to ASC 606, the Company considers factors such as the research, manufacturing and commercialization capabilities of the collaboration partner or customer and the availability of the associated expertise in the general marketplace. The Company also considers the intended benefit of the contract in assessing whether a promised good or service is separately identifiable from other promises in the contract. If a promised good or service is not distinct, the Company is required to combine that good or service with other promised goods or services until it identifies a bundle of goods or services that is distinct.

The transaction price is then determined and allocated to the identified performance obligations in proportion to their standalone selling prices. Determining the standalone selling prices for performance obligations requires significant judgment. However, the Company identified only one performance obligation and as such was not required to estimate the standalone selling price.

If an arrangement includes milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s control are generally not considered probable of being achieved until those milestones have occurred.

In determining the transaction price, the Company adjusts consideration for the effects of the time value of money if the timing of payments provides the Company with a significant benefit of financing. The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less. The Company assessed its revenue-generating arrangement in order to determine whether a significant financing component exists and concluded that a significant financing component does not exist in the arrangement.  The Company also assesses if contracts entered on or near the same time with the same customer should be accounted for as a single contract, and if any portion of consideration received should to be allocated to the transaction price.

The Company then recognizes as revenue, the amount of the transaction price that is allocated to the respective performance obligation when (or as) each performance obligation is satisfied at a point in time or over time.  Revenue is recognized over time if either: (i) the customer simultaneously receives and consumes the benefits provided by the entity’s performance; (ii) the entity’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (iii) the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date. If the entity does not satisfy a performance obligation over time, the related performance obligation is satisfied at a point in time by transferring the control of a promised good or service to a customer.

Alexion Arrangement

Alexion Arrangement

In October 2019, the Company entered into an option agreement (“Agreement”) with Alexion Pharmaceuticals Inc. (“Alexion”), under which Alexion had an option to negotiate a license, co-development and co-promotion arrangement for primary mitochondrial myopathy (“PMM”) and the Company was required to perform certain services for Alexion. Under the terms of the Agreement, the Company is responsible for all costs to be incurred in the performance of these services, and as such, the arrangement falls in scope of ASC 606 and Alexion is the customer in the arrangement.

Simultaneously with the entry into the Agreement, the Company entered into a share purchase agreement (the “Equity Agreement”, and collectively with the Agreement, the “Alexion Arrangement”). Pursuant to the terms of the Equity Agreement, Alexion purchased 16,304,347 of the Company’s ordinary shares at a purchase price of $0.92 per share, for an aggregate purchase price of $15.0 million. The purchase price represented a 41% premium over the average closing price of the Company’s American Depositary Shares prior to the Alexion Arrangement. The estimated fair market value of the ordinary shares purchased of $8.9 million was recognized as equity and the premium over the fair market value in the amount of $6.1 million was recognized as a contract liability upon receipt of payment and allocated to the transaction price.

Under the Agreement, the Company was obligated to provide topline data for its Phase 3 clinical trial (“PMM Topline Data”) in PMM. Upon the receipt of the PMM Topline Data, Alexion would have the opportunity to exercise its option to negotiate a license and co-promote agreement. In connection with its entry into the Alexion Arrangement, the Company received an upfront non-refundable payment of $15.0 million, which together with the $6.1 million premium received from the issuance of shares, resulted in $21.1 million of transaction price recorded as a contract liability at contract inception.

The Company identified the following promises under the arrangement: (i) research and development services for completion of its Phase 3 clinical trial; (ii) regulatory responsibilities for its Phase 3 clinical trial; (iii) manufacturing responsibilities for its Phase 3 clinical trial; and (iv) the option to negotiate a license and co-promote agreement for PMM. The research and development services, manufacturing and regulatory responsibilities for PMM were deemed not capable of being distinct and not distinct in the context of the contract. The Company provides a significant service of integrating these services promised in the contract into a bundle of services that were combined into a single performance obligation. The Company determined that the option to negotiate for a license agreement was not deemed to be a performance obligation, as it represents the right of first offer, which the Company is not contractually or economically compelled to accept.

Accordingly, the Company identified one performance obligation for the Agreement. The transaction price of $21.1 million was allocated to the performance obligation identified. As of December 31, 2019, the Company satisfied its performance obligation under the Agreement and the revenue associated with the performance obligation was recognized in full.

Alexion terminated the Agreement in January 2020 and, as such, no additional revenue will be recognized under the Alexion Arrangement.

Research and Development Costs

Research and Development Costs

Costs incurred in connection with research and development activities are expensed as incurred. Research and development expenses include (i) employee-related expenses, including salaries, benefits, travel and share-based compensation expense; (ii) external research and development expenses incurred under arrangements with contract research organizations and contract manufacturing organizations, investigational sites and consultants, including share-based compensation expense for consultants; (iii) the cost of acquiring, developing and manufacturing clinical study materials; and (iv) costs associated with preclinical and clinical activities and regulatory operations. Non-refundable advance payments for goods or services to be received in the future for use in research and development activities are capitalized and recorded in the accompanying consolidated balance sheets as prepaid research and development. The capitalized amounts are expensed as the related goods are delivered or the services are performed. If expectations change such that the Company does not expect it will need the goods to be delivered or the services to be rendered, capitalized non-refundable advance payments would be charged to expense.

The Company enters into consulting, research and other agreements with commercial entities, researchers, universities and others for the provision of goods and services. Under such agreements, the Company may pay for services on an hourly, monthly, quarterly, project or other basis. Such arrangements are generally cancellable upon reasonable notice and payment of costs incurred. Costs are considered incurred based on an evaluation of the progress to completion of specific tasks under each contract using information and data provided by the Company’s clinical sites and vendors. These costs consist of direct and indirect costs associated with specific projects, as well as fees paid to various entities that perform certain research on behalf of the Company.

Depending upon the timing of payments to the service providers, the Company recognizes prepaid expenses or accrued expenses related to these costs. These accrued or prepaid expenses are based on management’s estimates of the work performed under service agreements, milestones achieved and experience with similar contracts. The Company monitors each of these factors and adjusts estimates accordingly.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation awards as compensation expense based on their grant date fair values. For share-based awards granted to employees, the Company allocates share-based compensation expense on a straight-line basis over the associated service or vesting period. For non-employees the compensation expense is generally recognized during the period in which services are rendered. At the end of each financial reporting period prior to completion of the service, the fair value of these awards is remeasured using the then current fair value of the Company’s ordinary shares and updated assumption inputs in the Black-Scholes option-pricing model (“Black-Scholes”). The Company recognizes compensation expense for the portion of awards that have vested each period. Share-based compensation is classified in the accompanying consolidated statements of operations within research and development or general and administrative operating expenses depending on where the related services are provided.

The Company estimates the fair value of its share options using Black-Scholes, which requires the input of subjective assumptions, including (a) expected share price volatility, (b) expected term of the award, (c) risk-free interest rate, (d) expected dividends and (e) estimated fair value of its ordinary shares on the measurement date. Due to the lack of a public market for the trading of its ordinary shares and a lack of Company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies, which are publicly traded. When selecting these public companies on which it has based its expected share price volatility, the Company selected companies with comparable characteristics to it, including enterprise value, risk profiles, position within the industry and with historical share price information sufficient to meet the expected term of the share-based awards. The Company computes historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the share-based awards. The expected term of options granted represents the weighted average of previously transacted awards plus the minimum and maximum expected life of the outstanding awards based on vesting and expiry. The expected term for nonemployee awards is the remaining contractual term of the option. The risk-free interest rates are based on the U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The Company has never paid and does not expect to pay dividends in the foreseeable future.

The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from its estimates. The Company uses historical plan data to estimate forfeitures and records share-based compensation expense only for those awards that are expected to vest. Share-based compensation expense recognized in the consolidated financial statements is based on awards that are ultimately expected to vest.

Income Taxes

Income Taxes

Deferred income taxes are recorded using an asset and liability approach. The Company records deferred tax assets and liabilities based on differences between financial reporting and tax bases of assets and liabilities which are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized, which is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2019 and 2018, the Company does not have any material uncertain tax positions.

Guarantees and Indemnification

Guarantees and Indemnification

The Company indemnifies its officers and directors for certain events or occurrences that happen by reason of the relationship with, or position held at, the Company. The Company has not experienced any losses related to these indemnification obligations, and no claims are outstanding.

Net Loss Per Share Attributable to Ordinary Shareholders

Net Loss Per Share Attributable to Ordinary Shareholders

Basic net loss per share attributable to ordinary shareholders is calculated by dividing net loss attributable to ordinary shareholders by the weighted average shares outstanding during the period, without consideration for ordinary share equivalents. During periods of income, the Company allocates participating securities a proportional share of income determined by dividing total weighted average participating securities by the sum of the total weighted average ordinary shares and participating securities (the “two-class method”). The Company’s convertible preferred shares participate in any dividends declared by the Company and are, therefore, considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. Diluted net loss per share attributable to ordinary shareholders is calculated by adjusting weighted average shares outstanding for the dilutive effect of ordinary share equivalents outstanding for the period, determined using the treasury-share and if-converted methods. For purposes of the diluted net loss per share attributable to ordinary shareholders’ calculation, convertible preferred shares, share options, warrants and convertible notes are considered to be ordinary share equivalents, but have been excluded from the calculation of diluted net loss per share attributable to ordinary shareholders, as their effect would be anti-dilutive for all periods presented. Therefore, basic and diluted net loss per share are the same for all periods presented.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity (deficit) as a reduction of proceeds generated as a result of the offering. Should a planned equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the consolidated statement of operations.

During 2018, the Company deferred offering costs of $1.3 million related to the IPO that closed in 2019. Upon the closing of the IPO, these costs were recorded in shareholders’ equity as a reduction of additional paid-in capital.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). The new guidance most significantly impacts lessee accounting and disclosures but also requires enhanced disclosures for lessors. The guidance requires lessees to identify arrangements that should be accounted for as leases. For lease arrangements exceeding a 12-month term, a right-of-use asset and lease obligation is recorded by the lessee for all leases, whether operating or financing, while the statement of operations reflects lease expense for operating leases and amortization and interest expense for financing leases. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The Company will adopt the new standard effective January 1, 2021. The Company is evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU No. 2018-07”). These amendments expand the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to non-employees for goods or services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. The Company will adopt the new standard effective January 1, 2020. The Company believes the impact of this new standard will not have a material impact on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13, Changes to Disclosure Requirements for Fair Value Measurements, which will improve the effectiveness of disclosure requirements for recurring and nonrecurring fair value measurements. The standard removes, modifies and adds certain disclosure requirements, and is effective for the Company beginning on January 1, 2020. The Company does not expect that this standard will have a material effect on the Company’s consolidated financial statements.

Recently adopted accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASC 606”), a new revenue recognition standard which amends revenue recognition principles and provides a single, comprehensive set of criteria for revenue recognition within and across all industries. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the existing revenue guidance. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented, or apply the requirements in the year of adoption, through a cumulative adjustment. The Company adopted the new accounting standard effective January 1, 2019. Prior to 2019, the Company did not have any revenue-generating arrangements and, therefore, there was no transition impact from the adoption of ASC 606.